Semi-Annual Report
                                October 31, 1997


                            The AAL U. S. Government
                            Zero Coupon Target Funds
                              Series 2001 and 2006



                                   [AAL Logo]
                              THE AAL MUTUAL FUNDS

BOARD OF TRUSTEES                John H. Pender--Chairman of the Board
                                 F. Gregory Campbell
                                 Richard L. Gady
                                 D.W. Russler
                                 Lawrence M. Woods
                                 Richard L. Gunderson
                                 Ronald G. Anderson

OFFICERS                         Ronald G. Anderson--President
                                 Robert G. Same--Vice President & Secretary
                                 Terrance P. Gallagher--Treasurer
                                 Charles D. Gariboldi, Jr.--Assistant Treasurer Joseph F. Wreschnig--Assistant Secretary

INVESTMENT ADVISER
AND DISTRIBUTOR                  AAL Capital Management Corporation
                                 222 West College Avenue
                                 Appleton, WI 54919-0007

CUSTODIAN, TRANSFER AGENT
AND DISBURSING AGENT             Firstar Trust Company
                                 615 East Michigan Street
                                 P.O. Box 2981
                                 Milwaukee, WI 53201-2981

LEGAL COUNSEL                    Quarles & Brady
                                 411 East Wisconsin Avenue
                                 Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS          Price Waterhouse LLP
                                 Suite 1500
                                 100 East Wisconsin Avenue
                                 Milwaukee, WI 53202




                                   [AAL Logo]
                              THE AAL MUTUAL FUNDS
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319
                       World Wide Web: http://www.aal.org
                         e-mail address: aalcmc@aal.org

                                   [AAL logo]
                              THE AAL MUTUAL FUNDS

October 31, 1997

Dear Shareholder:

     We are pleased to provide you with the updated semi-annual report for The AAL U.S. Government Zero Coupon Target Funds. Overall, the financial markets were profitable for our shareholders during 1997. As a result, The AAL Mutual Funds will be distributing the estimated capital gains of $0.07 (2001) and $0.11
(2006) on December 15, 1997, to shareholders of record as of December 12, 1997. In addition to the Target Funds, which are no longer open to investors, we also offer nine other diverse portfolios (available in both Class A and B shares) to help you plan for your financial future, including:

EQUITY-ORIENTED FUNDS

o    The AAL Capital Growth Fund - Investing in Large Company Stocks

o    The AAL Mid Cap Stock Fund - Investing in Mid-Sized Company Stocks

o    The AAL Small Cap Stock Fund - Investing in Small Company Stocks

o    The AAL International Fund - Investing in Foreign Securities

o    The AAL Equity Income Fund - Investing in Income-Producing Equity
     Securities

INCOME-ORIENTED FUNDS

o    The AAL Bond Fund - Investing in Investment Grade Bonds

o    The AAL Municipal Bond Fund - Investing in Tax-Exempt Municipal Securities

o    The AAL High Yield Bond - Investing in Below Investment Grade Securities

o    The AAL Money Market Fund - Investing in Money Market Securities

To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund--at no additional cost to you. For more information about these Funds and the exchange privilege, contact your local Registered Representative or call our Mutual Fund Service Center at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ Ronald G. Anderson

Ronald G. Anderson
President

The Funds Seek: High investment return from U.S. Government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2001

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal               Long-Term                                    Yield to            Maturity                Market
Amount                  Obligations (100.0%)                         Maturity            Date                    Value
-----------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT ZERO
                        COUPON BONDS

                        Separate Trading of Registered Interest
                        and Principal of Securities
$2,156,000              (amortized cost basis $1,628,334)            5.750%               11/15/2001              $1,714,729

-----------------------------------------------------------------------------------------------------------------------------




                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2006

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal               Long-Term                                    Yield to            Maturity                Market
Amount                  Obligations (100.0%)                         Maturity            Date                    Value
-----------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT ZERO COUPON BONDS

                        Separate Trading of Registered Interest
                        and Principal of Securities
$2,748,000              (amortized cost basis $1,375,711)            6.020%               11/15/2006              $1,608,237
-----------------------------------------------------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                  The AAL U.S. Government Zero Coupon Target Fund
                                                                                             Series             Series
As of October 31, 1997                                                                        2001               2006
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value
(Cost: $1,628,334 and $1,375,711 respectively)                                                $1,802,070         $1,539,950

Cash                                                                                          612                614
Prepaid expenses                                                                              718                614
Receivable from affiliate                                                                     ---                ---
                                                                                              ------------       ----------
      Total Assets                                                                            $1,716,059         $1,609,063
                                                                                              ==========         ==========

Liabilities
Income distributions payable                                                                  $79,723            $62,975
Accrued expenses                                                                              13,527             8,468
                                                                                              ------             ------

      Total Liabilities                                                                       93,250             71,443
                                                                                              -------            ------

Net Assets
Trust capital (beneficial interest)                                                           1,529,270          1,293,693
Accumulated undistributed net income (loss)                                                   (3,984)            (3,491)
Net unrealized appreciation on investments                                                    86,395             232,526
Accumulated net realized gain on investments                                                  11,128             14,892
                                                                                              ------             -------
      Total Net Assets                                                                        1,622,809          1,537,620
                                                                                              ---------          ---------

      Total Liabilities and Capital                                                           $1,716,059         $1,609,063
                                                                                              ==========         ==========

Shares of beneficial interest outstanding
(unlimited number of shares authorized)                                                       151,609            126,795
                                                                                              =======            =======

Net asset value per share                                                                     $10.70             $12.13
                                                                                              ======             ======

Maximum public offering price                                                                 $11.23             $12.73
                                                                                              ======             ======

                             STATEMENT OF OPERATIONS

                                                                                   The AAL U.S. Government Zero Coupon Target Fund
                                                                                              Series            Series
For the Six Months Ended October 31, 1997                                                      2001              2006
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Taxable interest                                                                              58,276            $52,364
                                                                                              ------            -------

Expenses
Audit and legal fees                                                                          778               778
Custodian fees                                                                                124               75
Administrative service fees                                                                   1,323             1,323
Printing and postage expense                                                                  1,537             1,592
S.E.C. and state registration fees                                                            487               411
Transfer agent fees                                                                           727               716
Trustees fees and expenses                                                                    1,332             1,332
Other expenses                                                                                107               107
                                                                                              ---               ---
      Total Expenses                                                                          6,415             6,334
                                                                                              -----             -----
      Less reimbursement from adviser                                                         ---               ---
                                                                                              -------           -------
      Total Net Expenses                                                                      6,415             6,334
                                                                                              -----             -----

Net Investment Income                                                                         51,861            46,030
                                                                                              ------            ------

Realized and Unrealized Gain on Investments
Net realized gains on investments                                                              6,972            6,966
Decrease in unrealized appreciation on investments                                            43,539            106,679
                                                                                              ------            ------

Net Realized and Unrealized Gains on Investments                                              50,511            113,645
                                                                                              ------            ------

Net Increase in Net Assets Resulting from Operations                                          $102,372          $159,675
                                                                                              ========          ========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              The AAL U.S. Government Zero Coupon Target Fund
                                                              Series 2001                         Series 2006
                                                         Year           Six Months           Year          Six Months
                                                         Ended          Ended                Ended         Ended
                                                         4/30/97        10/31/97             4/30/97       10/31/97

Operations
Net investment income                                    $105,517       $51,861              $90,693       $46,030
Net realized gains on investments                         12,745         6,972                20,903        6,966
Increase (decrease) in unrealized
      appreciation on investments                        (24,902)       43,539               (16,062)      106,679
                                                         ------         ------               ------        ------

Net Increase in Net Assets
      Resulting from Operations                          93,360         102,372              95,534        159,675
                                                         -------        ------               -------       -------

Distributions to Shareholders
Dividends from net investment income                     (105,517)      (51,861)             (90,693)      (46,030)
Capital gains distributions                              (16,021)       ---                  (20,439)      ---
                                                         -------        --------             --------      --------
      Total Distributions
      to Shareholders                                    (121,538)      (51,861)             (111,132)     (46,030)
                                                         ---------      --------             ---------     --------

Trust Shares Transactions
Income dividends reinvested                              92,532         636                  88,242        7,616
Capital gains distributions reinvested                   14,602         ---                  20,277        ---
Redemption of trust shares                               (179,176)      (139,152)            (119,754)     (36,511)
                                                         --------       ---------            --------      --------

Net Increase (Decrease)
      in Trust Capital                                   (72,042)       (138,516)            11,235        (28,895)
                                                         ------         ---------            ------        --------

Net Increase (Decrease)
      in Net Assets                                      (100,220)      (88,005)             (26,833)      84,750

Net Assets Beginning of Period                           1,811,034      1,710,814            1,479,703     1,452,870
                                                         ---------      ---------            ---------     ---------

Net Assets End of Period                                 $1,710,814     $1,622,809           $1,452,870    $1,537,620
                                                         ==========     ==========           ==========    ==========

                          NOTES TO FINANCIAL STATEMENTS

As of October 1, 1997

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16,1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond, Money Market and U.S. Government Zero Coupon Target Funds. The eleven AAL Mutual Funds are collectively referred to as the "Funds".

On November 14, 1990, The AAL U. S. Government Zero Coupon Target Funds, Series 2001 and 2006, commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation - Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes - The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other - For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. In accordance with generally accepted accounting principles, the Funds met the requirements of Statement of Position 93-2 which requires that permanent financial reporting and tax differences be reclassified to trust capital.

Use Of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

As of October 31, 1997

(C)    INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH
       RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: .50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were waived effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: .10 of 1% of the average daily net assets for The AAL Target Funds. Effective November 1, 1995, the agreement was terminated.

The Trust has adopted a distribution plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of .10 of 1% of the average daily net assets. Payments under the Plan were waived effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $ 1,000 and $250 from the Target Funds for each meeting of the Board of Trustees or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement required under the Investment Advisory Agreement, the Adviser voluntarily has reimbursed The AAL Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

As of October 31, 1997

(D) SECURITY TRANSACTIONS

During the year ended April 30, 1997, and six-month period ended October 31, 1997, purchases and sales of securities other than short-term obligations were as follows:

                                           Purchases                               Sales

                                           Year         Six Months                 Year         Six Months
                                           Ended        Ended                      Ended        Ended
                                           4/30/97      10/31/97                   4/30/97      10/31/97

Target Fund 2001                           --           --                         $216,105     71,765

Target Fund 2006                           --           --                         139,852      10,727


All purchases and sales of The AAL U.S. Government Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1996, and April 30, 1997, were as follows:

                                    4/30/97                                               10/31/97

                                                    Net Unrealized                                        Net Unrealized
                      Appreciation  (Depreciation)  Appreciation            Appreciation  (Depreciation)  Appreciation

Target Fund 2001      $47,476       (4,620)         $42,856                 $86,945       (550)           $86,395

Target Fund 2006      126,592       (745)           125,847                 232,530       (4)             232,526


(E) TRUST TRANSACTIONS

Transactions in trust shares for the year ended April 30, 1997, and the six-month period ended October 31, 1997, were as follows:

                                         Series 2001                             Series 2006
                                         ----------------                        ----------------
                                         4/30/97     10/31/97                    4/30/97      10/31/97

Shares purchased                         --          --                          --           --

Income dividends reinvested              8,754       61                          7,626        644

Capital gains reinvested                 1,374        --                         1,734        --

Shares redeemed                          (17,084)    (13,205)                    (10,601)     (3,152)
                                         -------     --------                    --------     -------

Net increase (decrease)
     of trust shares                     (6,956)     (13,144)                    (1,241)      (2,508)
                                         =======     ========                    =======      =======


                                               FINANCIAL HIGHLIGHTS

                                                 Target Fund 2001

                                      Period      Year         Year        Year        Year        Year       Year        Six Months
                                      Ended       Ended        Ended       Ended       Ended       Ended      Ended       Ended
Per Share Information                 4/30/91     4/30/92      4/30/93     4/30/94     4/30/95     4/30/96    4/30/97     10/31/97
---------------------                 -------     -------      -------     -------     -------     -------    -------     --------

Net asset value:
      Beginning of period             $10.00      $10.25       $10.61      $12.25      $10.54      $10.37     $10.55      $10.38


Income from Investment Operations
      Net investment income           0.444       0.772        0.741       0.700       0.663       0.647      0.639       0.320

Net realized and unrealized
      gain (loss) on investments      0.250       0.360        1.679       (0.623)     0.000       0.335      (0.068)     0.320
                                      -----       -----        -----       -------     -----       -----      -----       -----

Total from Investment Operations      0.694       1.132        2.420       0.077       0.663       0.982      0.571       0.643
                                      -----       -----        -----       -----       -----       -----      -----       -----

Distributions from:
      Net investment income           (0.444)     (0.772)      (0.741)     (0.700)     (0.663)     (0.761)    (0.639)     (0.320)

      Net realized capital gains      ---         ---          (0.039)     (1.087)     (0.170)     (0.041)    (0.102)     ---
                                      ---------   ---------    -------     -------     -------     -------    -------     ------

      Total Distributions             (0.444)     (0.772)      (0.780)     (1.787)     (0.833)     (0.802)    (0.741)     (0.320)
                                      -------     -------      -------     -------     -------     -------    -------     -------

Net increase (decrease)
      in net asset value              0.250       0.360        1.640       (1.710)     (0.170)     0.180      (0.170)     0.320

Net asset value:
      End of period                   $10.25      $10.61       $12.25      $10.54      $10.37      $10.55     $10.38      $10.70

Total return (d)                      6.97%       10.76%       23.27%      (0.34%)     6.82%       9.23%      5.42%       8.18%

Supplemental Data & Ratios
Net assets: end of period             $668,211    $1,494,818   $2,760,499  $1,824,482  $1,754,517  $1,811,034 $1,710,814  $1,622,809

Ratio of expenses to
average net assets (a)(b)             1.00%       1.00%        1.00%       1.00%       1.00%       1.00%      0.97%       0.73%

Ratio of net investment income
to average net assets (a) (c)         10.21%      7.19%        6.38%       5.74%       6.50%       5.84%      6.08%       5.89%

Portfolio turnover rate               0.00%       2.93%        2.79%       1.65%       0.00%       0.00%      0.00%       0.00%


(a)  Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

                               Period      Year        Year        Year       Year        Year       Year       Six Months
                               Ended       Ended       Ended       Ended      Ended       Ended      Ended      Ended
                               4/30/91     4/30/92     4/30/93     4/30/94    4/30/95     4/30/96    4/30/97    10/31/97

Series 2001                    13.27%      7.32%       4.60%       2.33%      2.00%       1.74%      0.99%      0.73%

Series 2006                    17.44%      10.36%      6.19%       6.19%      2.49%       2.07%      1.17%      0.85%



                              FINANCIAL HIGHLIGHTS

                                   Series 2006

                                    Period     Year         Year         Year         Year        Year        Year        Period
                                    Ended      Ended        Ended        Ended        Ended       Ended       Ended       Ended
Per Share Information               4/30/91    4/30/92      4/30/93      4/30/94      4/30/95     4/30/96     4/30/97     10/31/97
---------------------               -------    -------      -------      -------      -------     -------     -------     --------

Net asset value:
     Beginning of period            $10.00     $10.31       $10.42       $12.52       $10.96      $10.93      $11.33      $11.24

Income from Investment Operations
     Net investment income          0.473      0.824        0.795        0.740        0.734       0.711       0.708       0.319

Net realized and unrealized
     gain (loss) on investments     0.310      0.116        2.114        (0.567)      0.184       0.648       0.075       0.890
                                    -----      -----        -----        -------      -----       -----       -----       -----

Total from Investment Operations    0.783      0.940        2.909        0.173        0.918       1.359       0.783       1.210
                                    -----      -----        -----        -----        -----       -----       -----       -----
Distributions from:
     Net investment income          (0.473)    (0.824)      (0.795)      (0.740)      (0.734)     (0.865)     (0.708)     (0.319)

     Net realized capital gains     ---        (0.006)      (0.014)      (0.993)      (0.214)     (0.094)     (0.165)     ---
                                    -------    -------      -------      -------      -------     -------     -------     ---

     Total Distributions            (0.473)    (0.830)      (0.809)      (1.733)      (0.948)     (0.959)     (0.873)     (0.319)
                                    -------    -------      -------      -------      -------     -------     -------     -------
Net increase (decrease)
     in net asset value             0.310      0.110        2.100        (1.560)      (0.030)     0.400       (0.090)     0.890

Net asset value:
     End of period                  $10.31     $10.42       $12.52       $10.96       $10.93      $11.33      $11.24      $12.13
                                    ------     ------       ------       ------       ------      ------      ------      ------

Total return (d)                    7.86%      8.73%        28.44%       0.18%        9.05%       11.80%      6.84%       13.08%

Supplemental Data & Ratios
Net assets: end of period           $451,758   $1,066,226   $1,951,566   $1,364,890   $1,400,161  $1,479,703  $1,452,870  $1,537,620

Ratio of expenses to
average net assets (a)(b)           1.00%      1.00%        1.00%        1.00%        1.00%       1.00%       1.00%       0.85%

Ratio of net investment income
to average net assets (a)(c)        10.70%     7.68%        6.79%        5.86%        6.95%       5.83%       6.22%       6.18%

Portfolio turnover rate             2.78%      2.31%        5.44%        1.05%        0.00%       0.00%       0.00%       0.00%


(c) If the Funds had paid all of their expenses the ratio would have been as follows:

                                           Year        Year        Year        Year       Year        Year       Year     Six Months
                                           Ended       Ended       Ended       Ended      Ended       Ended      Ended    Ended
                                           4/30/91     4/30/92     4/30/93     4/30/94    4/30/95     4/30/96    4/30/97  10/31/97

Series 2001                                (2.06)%     0.87%       2.78%       4.41%      5.51%       5.10%      6.07%    5.89%

Series 2006                                (5.75)%     (1.68%)     1.60%       3.72%      5.46%       4.76%      6.04%    6.18%


(d) Total returns are based on net amount invested for six months.